SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Allocated shares	97,352	122,249
Shares committed to be released	9,338	9,338
Unearned shares	159,663	178,339
Total ESOP shares	266,353	309,926
Fair value of unearned shares at end of period (dollars in thousands)	$ 1,287	$ 1,514